Income Taxes (Tables) - Hippo Enterprises Inc And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2020
Schedule of Effective Income Tax Rate Reconciliation
The components of the total provision for income taxes are as follows (in millions):

	Year Ended December 31,
	2020	2019
Loss before income taxes	$(143.2)	$(83.0)
Income tax benefit from statutory rate	(30.1)	(17.4)
Effect of:
Meals, entertainment & parking	0.1	—
Deferred compensation	8.1	4.8
Transaction costs	0.1	—
State taxes	(1.1)	0.1
Increase in valuation allowance	19.9	12.0
Other	1.2	0.6

Income taxes (benefit) expense	$(1.8)	$0.1

Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes are as follows (in millions):

	Year Ended December 31,
	2020	2019
Income tax applicable to:
Current
State	$0.2	$0.1

Total current provision	$0.2	$0.1
Deferred
Federal	$(1.9)	$—
State	(0.1)	—

Total deferred provision	$(2.0)	$—

Total provision for income taxes	$(1.8)	$0.1

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in millions):

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforward	$35.4	$18.0
Provision for commission	5.4	2.9
Intangible assets	3.1	0.2
Research and development credit	0.2	0.2
Deferred compensation	0.3	0.2
Unearned premium reserve	1.0	—
Loss reserve discount	0.1	0.7
Deferred rent	0.1	—
Accruals	0.9	—
Interest expense limitation	0.6	—
Other	—	0.2
Total deferred tax assets	$47.1	$22.4
Valuation allowance	(39.6)	(19.7)
Total deferred income tax assets	$7.5	$2.7
Deferred tax liabilities
Property and equipment	$0.1	$0.1
Capitalized software	3.3	1.8
Acquired intangibles	0.5	0.8
Unrealized gains	0.4	—
Spinnaker stepped-up adjustment	2.9	—
Deferred acquisition costs	0.3	—
Total deferred tax liabilities	$7.5	$2.7

Deferred income tax assets, net	$—	$—

Summary of Operating Loss Carryforwards	The Company has performed a section 382 analysis and experienced two historical ownership changes in 2016 and 2018, and the Company’s tax attributes subject to such limitations under section 382 have been considered. Components of the NOL carryforwards are as follows (in millions):

	20-year Carryforward Expires in 2035 - 2037	Indefinite Carryforward Period	Total
U.S. Federal	$9.2	$145.3	$154.5
U.S. State	41.5	—	41.5

Balance as of December 31, 2020	$50.7	$145.3	$196.0